RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 07, 2023	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Jun. 17, 2022
Related Party Transaction [Line Items]
Accrued interest - related party						$ 846,301
Revenue from related parties	$ 15,000,000
Related Party [Member]
Related Party Transaction [Line Items]
Outstanding notes payable		$ 1,169,291		$ 1,169,291	$ 1,953,842
Accrued interest - related party		917,957		917,957	917,957
Revenue from related parties		0	$ 50,900	177,219	164,661
Outstanding accounts receivable		$ 11,330	$ 28,800	$ 17,720	$ 28,800